Expense Example	Oct. 28, 2026 USD ($)
Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	406	[1]
Expense Example, with Redemption, 5 Years	732	[1]
Expense Example, with Redemption, 10 Years	1,655	[1]
Cullen High Dividend Equity Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	637	[1]
Expense Example, with Redemption, 5 Years	1,122	[1]
Expense Example, with Redemption, 10 Years	2,461	[1]
Cullen High Dividend Equity Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	328	[1]
Expense Example, with Redemption, 5 Years	599	[1]
Expense Example, with Redemption, 10 Years	1,372	[1]
Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	435	[2]
Expense Example, with Redemption, 5 Years	765	[2]
Expense Example, with Redemption, 10 Years	1,698	[2]
Cullen International High Dividend Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	665	[2]
Expense Example, with Redemption, 5 Years	1,153	[2]
Expense Example, with Redemption, 10 Years	2,499	[2]
Cullen International High Dividend Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	357	[2]
Expense Example, with Redemption, 5 Years	632	[2]
Expense Example, with Redemption, 10 Years	1,416	[2]
Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	1,171	[3]
Expense Example, with Redemption, 5 Years	2,214	[3]
Expense Example, with Redemption, 10 Years	4,818	[3]
Cullen Small Cap Value Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	1,384	[3]
Expense Example, with Redemption, 5 Years	2,547	[3]
Expense Example, with Redemption, 10 Years	5,377	[3]
Cullen Small Cap Value Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	1,098	[3]
Expense Example, with Redemption, 5 Years	2,099	[3]
Expense Example, with Redemption, 10 Years	4,621	[3]
Cullen Value Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	643	[4]
Expense Example, with Redemption, 5 Years	1,212	[4]
Expense Example, with Redemption, 10 Years	2,760	[4]
Cullen Value Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	869	[4]
Expense Example, with Redemption, 5 Years	1,584	[4]
Expense Example, with Redemption, 10 Years	3,481	[4]
Cullen Value Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	567	[4]
Expense Example, with Redemption, 5 Years	1,085	[4]
Expense Example, with Redemption, 10 Years	2,506	[4]
Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	424	[5]
Expense Example, with Redemption, 5 Years	743	[5]
Expense Example, with Redemption, 10 Years	1,646	[5]
Cullen Emerging Markets High Dividend Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	654	[5]
Expense Example, with Redemption, 5 Years	1,132	[5]
Expense Example, with Redemption, 10 Years	2,452	[5]
Cullen Emerging Markets High Dividend Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	346	[5]
Expense Example, with Redemption, 5 Years	610	[5]
Expense Example, with Redemption, 10 Years	1,363	[5]
Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	436	[6]
Expense Example, with Redemption, 5 Years	793	[6]
Expense Example, with Redemption, 10 Years	1,799	[6]
Cullen Enhanced Equity Income Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	666	[6]
Expense Example, with Redemption, 5 Years	1,180	[6]
Expense Example, with Redemption, 10 Years	2,593	[6]
Cullen Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	358	[6]
Expense Example, with Redemption, 5 Years	660	[6]
Expense Example, with Redemption, 10 Years	1,520	[6]
Cullen Emerging Markets High Dividend Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	334	[5]
Expense Example, with Redemption, 5 Years	596	[5]
Expense Example, with Redemption, 10 Years	$ 1,343	[5]

[1]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2027. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[2]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2027. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[3]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2027. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[4]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2027. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[5]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2027. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[6]	The Expense Example amounts assume that the expense waiver and reimbursement agreement remains in effect only through October 31, 2027. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.